Filed with the Securities and Exchange Commission on November 30, 2022

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 342

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 345

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Stacy H. Louizos Blank Rome LLP 1271 Avenue of the Americas New York, NY 10020	Timothy J. Burdick Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[   ]   immediately upon filing pursuant to paragraph (b)

[X]   on December 30, 2022 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)

[   ]   on (date) pursuant to paragraph (a)

[   ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 315 (“PEA 315”) to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 318 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed by the Registrant pursuant to Rule 485(a)(2) on April 1, 2022 via EDGAR (Accession No. 0001580642-22-001863) with respect to the Conductor International Equity Value ETF and was scheduled to become automatically effective on June 15, 2022.

Post-Effective Amendment No. 322 under the 1933 Act and Amendment No. 325 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-22-003105) for the purpose of designating July 13, 2022 as the new effective date of PEA 315.

Post-Effective Amendment No. 324 under the 1933 Act and Amendment No. 327 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-22-003454) for the purpose of designating August 10, 2022 as the new effective date of PEA 315.

Post-Effective Amendment No. 326 under the 1933 Act and Amendment No. 329 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-22-003983) for the purpose of designating September 8, 2022 as the new effective date of PEA 315.

Post-Effective Amendment No. 330 under the 1933 Act and Amendment No. 333 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-22-004497) for the purpose of designating October 6, 2022 as the new effective date of PEA 315.

Post-Effective Amendment No. 332 under the 1933 Act and Amendment No. 335 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-22-005045) for the purpose of designating November 3, 2022, as the new effective date of PEA 315.

Post-Effective Amendment No. 336 under the 1933 Act and Amendment No. 339 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-22-005469) for the purpose of designating December 1, 2022, as the new effective date of PEA 315.

This Post-Effective Amendment No. 342 under the 1933 Act and Amendment No. 345 under the 1940 Act is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 30, 2022, as the new effective date of PEA 315. This Post-Effective Amendment No. 342 incorporates by reference the information contained in Parts A, B and C of PEA 315.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 342 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 30th day of November, 2022.

Two Roads Shared Trust

By:

James Colantino*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	November 30, 2022
Mark Garbin*	_________________________ Trustee	November 30, 2022
Neil M. Kaufman*	_________________________ Trustee	November 30, 2022
Anita K. Krug*	_________________________ Trustee	November 30, 2022
James Colantino*	_________________________ President and Principal Executive Officer	November 30, 2022
Laura Szalyga*	_________________________ Treasurer and Principal Financial Officer	November 30, 2022

*By: /s/Timothhy Burdick

Timothy Burdick

Attorney in fact

* Pursuant to Powers of Attorney previously filed.